Intangible assets and goodwill	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible assets and goodwill
Note 6 - Intangible assets and goodwill
The following table depicts the split between Polestar Group’s intangible assets, goodwill and trademarks:

	As of June 30, 2023	As of December 31, 2022
Intangible assets	1,419,347	1,347,709
Goodwill and trademarks	46,970	48,768
Total	$1,466,317	$1,396,477
Intangible assets were as follows:

Internally developed IP	Software	Acquired IP	Total

Acquisition cost
Balance as of January 1, 2023	217,600	1,114	1,569,395	1,788,109
Additions[1]	49,807	—	125,411	175,218
Divestments and disposals	—	—	(353)	(353)
Effect of foreign currency exchange rate differences	(9,332)	(46)	(68,833)	(78,211)
Balance as of June 30, 2023	$258,075	$1,068	$1,625,620	$1,884,763
Accumulated amortization and impairment
Balance as of January 1, 2023	(14,856)	(389)	(425,155)	(440,400)
Amortization expense	(340)	(69)	(44,347)	(44,756)
Divestments and disposals	—	—	303	303
Effect of foreign currency exchange rate differences	556	18	18,863	19,437
Balance as of June 30, 2023	$(14,640)	$(440)	$(450,336)	$(465,416)
Carrying amount as of June 30, 2023	$243,435	$628	$1,175,284	$1,419,347
1 – Of $175,218 in additions for the six months ended June 30, 2023, $53,132 has been settled in cash. These $53,132 are included in the $239,850 cash used for investing activities related to additions to intangible assets, and the remaining $186,718 relates to increases in Trade payables - related parties from prior years which were settled in cash during the six months ended June 30, 2023.
Additions to internally developed IP are primarily related to the Polestar 5 and various other internal programs, such as model year changes, for the six months ended June 30, 2023. Additions of acquired IP during the six months ended June 30, 2023 were primarily related to acquisition of the Polestar 2 and Polestar 3 IP from Volvo Cars. Polestar also acquired IP related to Polestar 4 from Geely. Refer to Note 11 - Related party transactions for further details.
Changes to the carrying amount of goodwill and trademarks during the period were as follows:

	Goodwill	Trademarks	Total
Balance as of January 1, 2023	46,460	2,308	48,768
Effect of foreign currency exchange rate differences	(1,713)	(85)	(1,798)
Balance as of June 30, 2023	$44,747	$2,223	$46,970